Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial liabilities that are carried in the consolidated financial statements:

		December 31, 2018		December 31, 2017
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities measured at amortised cost
Loans and borrowings:
— Floating rate loans and borrowings	3	384,608	356,444	402,024	355,794
— Bonds	1	11,195	10,876	14,759	13,984
— Fixed rate loans and borrowings	3	23,029	21,852	23,110	20,505
Other non-current financial liabilities (Note 11.4)	3	44,510	40,528	40,916	33,854
Financial liabilities measured at fair value
Other current financial liabilities (Note 11.5)	2	—	—	734	734

Total		463,342	429,700	481,543	424,871